UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-23017

BlueArc Multi-Strategy Fund

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2
Omaha, NE 68130
(Address of principal executive office) (Zip code)

Gemini Fund Services, LLC
80 Arkay Drive,
Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code: (402) 493-4603

Date of fiscal year end: 4/30/16

Date of reporting period: 7/31/15

Item 1. Schedule of Investments.

BlueArc Multi-Strategy Fund
Schedule of Portfolio Investments (Unaudited)
July 31, 2015

Investment Fund	Cost	Fair Value	% of Net Assets	Unrealized Gain / (Loss) from Investments	Initial Acquisition Date	Liquidity (a)	First Available Redemption (b)	Dollar Amount of Fair Value for First Available Redemption (b)
MULTI-STRATEGY - 98.4%
Alphadyne International Partners, L.P. (c)	$ 5,148,644	$ 5,544,131	6.5%	$ 395,487	2/1/2014	Monthly	8/31/2015	$ 5,544,131
Atlas Enhanced Fund, L.P. (c)	5,000,000	5,029,670	5.9%	29,670	7/1/2015	Monthly	9/30/2015	5,029,670
Graham Absolute Return Trading Ltd. (c)	11,515,367	11,759,140	13.8%	243,773	2/1/2014	Quarterly	9/30/2015	11,759,140
Millennium USA, L.P. (c)	19,100,934	20,835,999	24.4%	1,735,065	1/1/2015	Quarterly	12/30/2015	5,209,000
MKP Opportunity Partners, L.P. (c)	6,158,976	6,449,969	7.5%	290,993	2/1/2014	Monthly	10/30/2015	6,449,969
Perry Partners, L.P. (c)	7,830,495	7,547,518	8.8%	(282,977)	4/1/2014	Quarterly	9/30/2015	1,886,880
Seminole Capital Partners (c)	10,079,927	9,717,502	11.4%	(362,425)	4/1/2014	Quarterly	9/30/2015	9,717,502
York Credit Opportunities Fund, L.P. (e)	16,814,735	17,154,656	20.1%	339,921	10/1/2011	Annually	9/30/2015	496,564
TOTAL MULTI-STRATEGY	$ 81,649,078	$ 84,038,585	98.4%	$ 2,389,507

SHORT TERM INVESTMENTS - 1.9%
Short-Term Investments Trust - Liquid Assets Portfolio - Private Class, 0.01% (d)
	$ 1,677,441	$ 1,677,441	1.9%
TOTAL SHORT TERM INVESTMENTS	$ 1,677,441	$ 1,677,441	1.9%

TOTAL INVESTMENTS - 100.3% (Cost - $83,326,519) (f)		$ 85,716,026
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3) %		(298,884)
NET ASSETS - 100.0%		$ 85,417,142

(a) Available frequency of redemptions after the initial lock up period, if any. Different tranches may have varying liquidity terms.
(b) Investment Funds are available to be redeemed with no restrictions, as of the measurement date.
(c) Investment Funds categorized as Level 2 investments.
(d) Money market fund; interest rate reflects seven-day effective yield on July 31, 2015.
(e) Investment Fund categorized as Level 3 investment.
(f)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $83,326,519 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:		$ 3,034,909
Unrealized Depreciation:		(645,402)
Net Unrealized Appreciation:		$ 2,389,507

Complete information about the Investment Funds' underlying investments is not readily available.

BLUEARC MULTI-STRATEGY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited) (Continued)

July 31, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of the Schedule of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Fair Value Measurements and Disclosures: Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Under U.S. GAAP, a three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

Level 2 – inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. For investments measured at net asset value (“NAV”) as of the measurement date, included in this category are investments that can be withdrawn by the Fund at NAV as of the measurement date, or within 90 days from the measurement date.

Level 3 – significant unobservable inputs for the financial instrument (including the Fund’s own assumptions in determining the fair value of investments). For investments measured at NAV as of the measurement date, included in this category are investments for which the Fund does not have the ability to redeem at NAV as of the measurement date due to lock up and/or redemption notice period greater than 90 days from the measurement date.

U.S. GAAP requires that investments are classified within the level of the lowest significant input considered in determining fair value. In evaluating the level at which the Fund’s investments have been classified, the Fund has assessed factors including, but not limited to price transparency, the ability to redeem at NAV at the measurement date (within 90 days) and the existence or absence of certain restrictions at the measurement date.

The Investment Funds may have the ability to restrict redemptions from the Fund. Suspensions are generally imposed to prevent the liquidation of the underlying Investment Funds as well as to prevent circumstances where, a Investment Fund’s underlying investments become illiquid that there would be serious concern that redeeming investors would be advantaged at the disadvantage of remaining investors. Investments in Investment Funds subject to suspension of redemptions are classified as Level 3 assets.

Lock-up periods require an investor to wait a specified length of time after the initial issuance of Shares before redemption can be granted. It is common for Investment Funds to include lock-up periods in the private placement memorandum to reduce liquidity risk and allow subscriptions proceeds to be invested over an appropriate time horizon. Investments in Investment Funds with lock-up periods of 90 days or less that are publishing NAVs and redeeming unlocked Shares at the published NAV are classified as Level 2 assets. Investments in Investment Funds with lock-up periods of more than 90 days are classified as Level 3 assets.

The NAV of the Fund is determined by, or at the direction of, the Co-Advisers as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined, from time to time, pursuant to policies established by the Trustees. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund’s Valuation Committee (the “Committee”) oversees the valuation process of the Fund’s investments. The Fund’s investments in Investment Funds are carried at fair value, which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Co-Advisers to consider all relevant information available at the time the Fund values its portfolio. The Co-Advisers have assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements and related accouting, price transparency and valuation procedures in place, and subscription and redemption activity. The Co-Advisers and/or the Trustees will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. (See Schedule of Portfolio Investments).

BLUEARC MULTI-STRATEGY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited) (Continued)

July 31, 2015

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

It is unknown whether the Investment Funds held any investments whereby the Fund’s proportionate share of such investments exceeded 5% of the Fund’s net assets on an aggregate basis at July 31, 2015.

The following table summarizes the valuation of the Fund’s investments, by investment strategy and by the above fair value hierarchy levels, as of July 31, 2015:

Assets	Level 1	Level 2	Level 3	Total
Investments
Multi-Strategy Investment Funds (a)	$ -	$ -	$ -	$ 84,038,585
Short Term Investments	$ 1,677,441	$ -	$ -	$ 1,677,441
Total Investments	$ 1,677,441	$ -	$ -	$ 85,716,026

It is the Fund’s policy to recognize transfers at the end of the reporting period. There were no transfers between any Level during the period ended July 31, 2015.

(a) Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015.  The guidance in this standard is effective for interim and annual periods beginning after December 15, 2015, however early adoption is permitted.  In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy.  The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Portfolio Investments.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Investment In
Investment Funds
Beginning Balance, May 1, 2015	$ 20,516,154
Purchases of Investment Funds	-
Sales of Investment Funds	(3,195,961)
Net Change in Unrealized Appreciation *	(165,537)
Transfers into Level 3	-
Transfers out Level 3	-
Balance, July 31, 2015	$ 17,154,656

Net unrealized appreciation for investments in Investment Funds still held at July 31, 2015:	$ (165,537)

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (“Disclosure Controls”), as of the date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  BlueArc Multi-Strategy Fund

By (Signature and Title)	*/s/ Ron Zazworsky, Jr.
Ron Zazworsky, Jr., Principal Executive Officer

Date: 9/28/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	*/s/ Ron Zazworsky, Jr.
Ron Zazworsky, Jr., Principal Executive Officer

Date: 9/28/2015

By (Signature and Title)	*/s/ Philip Ashton
Philip Ashton, Principal Financial and Accounting Officer

Date: 9/28/2015